Note 6 - Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 20-2991357 003 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]
(6)	Subsequent Event
The Plan has evaluated subsequent events through June 26, 2026, the date the financial statements were issued.